Summary of Significant Accounting Policies (Details) - Schedule of net income (loss) available to each class of common stockholders - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of net income (loss) available to each class of common stockholders [Abstract]
Interest income	$ 16,000	$ 1,588,000	$ 1,057,000	$ 5,154,000	$ 6,482,000	$ 5,559,000
Less: Income and franchise taxes	(16,000)	(375,000)	(341,000)	(1,205,000)	(1,520,000)	(1,330,000)
Expenses available to be paid with interest income from Trust (up to a maximum of $750,000 per year)			(563,000)		(125,000)	(1,372,000)
Net income available to Class A common stockholders		1,213,000	153,000	3,949,000	4,837,000	2,857,000
Net income	(1,048,000)	53,000	(2,330,000)	1,533,000	1,387,000	2,806,000
Less: amount attributable to Class A common stockholders		(12,130,000)	(153,000)	(3,949,000)	(4,837,000)	(2,857,000)
Net (loss) available to class F common stockholders	$ (1,048,000)	$ (1,160,000)	$ (2,383,000)	$ (2,416,000)	$ (3,450,000)	$ (51,000)